Vanguard Energy Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Admiral Prospectus [Member] | Vanguard Energy Index Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	6.57%	0.03%	62.97%	56.13%	(33.00%)	9.34%	(19.91%)